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                        G.T. GLOBAL GROWTH & INCOME FUND
                 SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 1995.

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THE FOLLOWING REVISES THE DISCUSSION UNDER "HOW TO INVEST."

EFFECTIVE DECEMBER 18, 1995, ALL CLASS A SHARES PURCHASED AFTER THAT DATE PURSUANT TO A SALES CHARGE WAIVER BASED ON THE AGGREGATE PURCHASE AMOUNT EQUALLING AT LEAST $500,000 WILL BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE FOR ONLY THE FIRST YEAR AFTER THEIR PURCHASE.

GROSU512005MC                                                  DECEMBER 18, 1995